UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21940

EIP Investment Trust

(Exact name of registrant as specified in charter)

c/o Energy Income Partners, LLC

10 Wright Street

Westport, CT 06880
(Address of principal executive offices) (Zip code)

Bruno Dos Santos

c/o Energy Income Partners, LLC

10 Wright Street

Westport, CT 06880
(Name and address of agent for service)

203-349-8232

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025, through April 30, 2026

Item 1. Reports to Stockholders.

EIP Growth & Income Fund
Investor Class | EIPFX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the  EIP Growth & Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.eipfunds.com/products/mutual-funds/. You can also request this information by contacting us at 1-844-766-8694.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$91	1.65%**
*	Annualized
**	Under the Expense Limitation Agreement, Energy Income Partners, LLC, has agreed to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold), taxes, any 12b-1 fee or fees paid pursuant to an Administrative Services Plan, any indirect expenses such as acquired fund fees and expenses, and extraordinary litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$92,789,720
Number of Holdings	78
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
First American Treasury Obligations Fund - Class Z	14.7%
Enterprise Products Partners, LP	7.8%
Energy Transfer, LP	6.5%
MPLX, LP	3.9%
National Fuel Gas Co.	3.0%
Plains GP Holdings LP	2.9%
ONEOK, Inc.	2.3%
Clearway Energy, Inc. - Class A	2.2%
Kinder Morgan, Inc.	2.1%
Sunoco LP	1.8%

Security Type	(%)
Common Stocks	59.8%
Master Limited Partnerships	26.0%
Money Market Funds	14.7%
Cash & Other	-0.5%
Industry Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.eipfunds.com/products/mutual-funds/.
EIP Growth & Income Fund	PAGE 1	TSR-SAR-268529104

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-766-8694, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
EIP Growth & Income Fund	PAGE 2	TSR-SAR-268529104

EIP Growth & Income Fund
Class I | EIPIX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the  EIP Growth & Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.eipfunds.com/products/mutual-funds/. You can also request this information by contacting us at 1-844-766-8694.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$69	1.25%**
*	Annualized
**	Under the Expense Limitation Agreement, Energy Income Partners, LLC, has agreed to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold), taxes, any 12b-1 fee or fees paid pursuant to an Administrative Services Plan, any indirect expenses such as acquired fund fees and expenses, and extraordinary litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$92,789,720
Number of Holdings	78
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
First American Treasury Obligations Fund - Class Z	14.7%
Enterprise Products Partners, LP	7.8%
Energy Transfer, LP	6.5%
MPLX, LP	3.9%
National Fuel Gas Co.	3.0%
Plains GP Holdings LP	2.9%
ONEOK, Inc.	2.3%
Clearway Energy, Inc. - Class A	2.2%
Kinder Morgan, Inc.	2.1%
Sunoco LP	1.8%

Security Type	(%)
Common Stocks	59.8%
Master Limited Partnerships	26.0%
Money Market Funds	14.7%
Cash & Other	-0.5%
Industry Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.eipfunds.com/products/mutual-funds/.
EIP Growth & Income Fund	PAGE 1	TSR-SAR-268529203

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-766-8694, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
EIP Growth & Income Fund	PAGE 2	TSR-SAR-268529203

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

EIP GROWTH AND INCOME FUND
Semi-Annual Financial Statements and Other Information
April 30, 2026

EIP GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 59.8%
Canada - 3.9%
Construction & Engineering - 0.4%
Stantec, Inc.	2,200	$200,860
WSP Global, Inc.	1,200	199,654
		400,514
Energy - 1.7%(a)
Keyera Corp.	17,330	669,546
TC Energy Corp.	13,176	881,870
		1,551,416
Independent Power and Renewable Electricity Producers - 0.2%
Northland Power, Inc.	9,130	157,012
Utilities - 1.6%(a)
AltaGas, Ltd.	13,401	502,260
Atco Ltd. - Class I	19,221	963,774
Canadian Utilities Ltd. - Class A	2,000	71,395
		1,537,429
Total Canada		3,646,371
France - 0.5%
Energy Equipment & Services - 0.5%
Technip Energies NV - ADR	9,500	449,160
Italy - 0.3%
Utilities - 0.3%(a)
Enel SpA - ADR	21,884	254,248
United Kingdom - 0.6%
Energy Equipment & Services - 0.6%
TechnipFMC PLC	7,780	587,935
United States - 54.5%(b)
Construction & Engineering - 1.2%
Quanta Services, Inc.	1,400	1,018,878
Tetra Tech, Inc.	2,846	91,983
		1,110,861
Electrical Equipment - 1.3%
EnerSys	1,150	245,249
Generac Holdings, Inc.(c)	3,720	964,336
		1,209,585
Energy - 10.9%(a)
Cheniere Energy, Inc.	3,350	921,082
Core Natural Resources, Inc.	6,000	538,440
DT Midstream, Inc.	4,860	719,231
Enbridge, Inc.	12,179	674,960
EQT Corp.	6,500	390,520
Exxon Mobil Corp.	1,000	154,330
Gulfport Energy Corp.(c)	1,200	231,048
Kinder Morgan, Inc.	59,140	1,943,932
ONEOK, Inc.	23,195	2,144,610

	Shares	Value
Phillips 66	1,100	$197,065
Range Resources Corp.	13,700	595,950
Targa Resources Corp.	4,000	1,040,320
The Williams Companies, Inc.	7,019	535,620
		10,087,108
Energy Equipment & Services - 1.5%
Archrock, Inc.	7,470	289,462
Cactus, Inc. - Class A	3,710	206,721
Halliburton Co.	16,550	700,065
NOV, Inc.	10,580	216,467
		1,412,715
Independent Power and Renewable Electricity Producers - 3.5%
Clearway Energy, Inc. - Class A	51,030	2,063,143
The AES Corp.	6,270	90,602
Vistra Corp.	7,130	1,125,399
		3,279,144
Machinery - 0.8%
Cummins, Inc.	1,160	778,372
Professional Services - 0.9%
Jacobs Solutions, Inc.	3,181	411,653
KBR, Inc.	10,200	382,398
		794,051
Utilities - 34.4%(a)
Alliant Energy Corp.	18,690	1,372,407
Ameren Corp.	5,810	660,306
American Electric Power Co., Inc.	9,419	1,291,439
American Water Works Co., Inc.	340	43,663
Atmos Energy Corp.	6,340	1,204,473
CenterPoint Energy, Inc.	23,080	1,007,442
Chesapeake Utilities Corp.	3,170	399,800
CMS Energy Corp.	9,956	764,023
Constellation Energy Corp.	1,120	350,560
Dominion Energy, Inc.	11,460	739,170
DTE Energy Co.	7,284	1,104,910
Duke Energy Corp.	9,278	1,201,965
Entergy Corp.	13,940	1,643,665
Essential Utilities, Inc.	9,800	374,360
Evergy, Inc.	17,430	1,443,901
FirstEnergy Corp.	32,000	1,520,640
IDACORP, Inc.	7,460	1,102,140
National Fuel Gas Co.	33,170	2,798,885
New Jersey Resources Corp.	19,260	1,084,531
NextEra Energy, Inc.	5,200	508,976
OGE Energy Corp.	23,400	1,141,920
ONE Gas, Inc.	12,525	1,117,481
PG&E Corp.	19,000	315,780
PPL Corp.	41,490	1,553,386
Public Service Enterprise Group, Inc.	17,500	1,429,050
Sempra Energy	16,250	1,545,700
The Southern Co.	16,450	1,590,715

The accompanying notes are an integral part of these financial statements.

1

EIP GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United States - (Continued)
Utilities - (Continued)
UGI Corp.	17,100	$617,139
WEC Energy Group, Inc.	9,600	1,132,224
Xcel Energy, Inc.	10,164	843,104
		31,903,755
Total United States		50,575,591
TOTAL COMMON STOCKS (Cost $40,672,977)		55,513,305
	Units
MASTER LIMITED PARTNERSHIPS - 26.0%
United States - 26.0%(b)
Chemicals - 0.5%
Westlake Chemical Partners, LP	20,311	468,168
Energy - 25.5%(a)
Alliance Resource Partners, LP	16,000	425,760
Cheniere Energy Partners LP	15,265	1,023,060
Energy Transfer, LP	298,270	6,022,071
Enterprise Products Partners, LP	187,714	7,264,532
MPLX, LP	64,590	3,634,479
Plains GP Holdings LP(d)	111,590	2,728,376
Sunoco LP	24,420	1,700,853
TXO Partners LP	73,580	914,600
		23,713,731
Total United States		24,181,899
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $14,889,827)		24,181,899
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 14.7%
First American Treasury Obligations Fund - Class Z, 3.55%(e)	13,593,790	13,593,790
TOTAL MONEY MARKET FUNDS (Cost $13,593,790)		13,593,790
TOTAL INVESTMENTS - 100.5% (Cost $69,156,594)		$93,288,994
Liabilities in Excess of Other Assets - (0.5)%		(499,274)
TOTAL NET ASSETS - 100.0%		$92,789,720

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	Non-income producing security.
(d)	This limited partnership has elected to be treated as a corporation for U.S. federal income tax purposes.
(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

EIP GROWTH AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$93,288,994
Dividends receivable	156,348
Receivable for fund shares sold	33,802
Prepaid expenses and other assets	50,077
Total assets	93,529,221
LIABILITIES:
Payable for investments purchased	545,970
Payable for audit and tax fees	58,074
Payable to adviser (Note 3)	48,820
Payable for legal fees	30,410
Payable for fund administration and accounting fees (Note 3)	22,316
Payable for distribution and shareholder servicing fees (Note 3)	8,389
Payable to Trustees (Note 3)	6,310
Payable for fund shares redeemed	1,200
Payable for expenses and other liabilities	18,012
Total liabilities	739,501
NET ASSETS	$92,789,720
Net Assets Consist of:
Capital stock ($0.01 per share)	$45,520
Paid-in capital	61,397,597
Total distributable earnings	31,346,603
Total net assets	$92,789,720
Class I
Net assets	$90,749,763
Shares issued and outstanding (unlimited shares authorized, $0.01 par value)	4,451,545
Net asset value per share	$20.39
Investor Class
Net assets	$2,039,957
Shares issued and outstanding (unlimited shares authorized, $0.01 par value)	100,463
Net asset value per share	$20.31
Cost:
Investments, at cost	$69,156,594

The accompanying notes are an integral part of these financial statements.

3

EIP GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$853,532
Less: issuance fees	(1,843)
Less: Dividend withholding taxes	(19,378)
Total investment income	832,311
EXPENSES:
Investment advisory fee (Note 3)	418,453
Fund administration and accounting fees	68,626
Trustees’ fees (Note 3)	39,639
Audit and tax fees	36,464
Transfer agent fees (Note 3)	28,171
Legal fees	26,878
Federal and state registration fees	22,032
Compliance fees	17,738
Custodian fees	8,059
Reports to shareholders	4,973
Distribution expenses - Investor Class (Note 3)	2,298
Shareholder service costs - Investor Class (Note 3)	1,379
Other expenses and fees	24,364
Total expenses	699,074
Expense reimbursement by Adviser (Note 3)	(172,331)
Net expenses	526,743
Net investment income	305,568
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	8,292,728
Foreign currency translation	(2,893)
Net realized gain (loss)	8,289,835
Net change in unrealized appreciation (depreciation) on:
Investments	8,672,276
Foreign currency translation	(206)
Net change in unrealized appreciation (depreciation)	8,672,070
Net realized and unrealized gain (loss)	16,961,905
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,267,473

The accompanying notes are an integral part of these financial statements.

4

EIP GROWTH AND INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$305,568	$935,965
Net realized gain (loss)	8,289,835	11,133,140
Net change in unrealized appreciation (depreciation)	8,672,070	(2,415,993)
Net increase (decrease) in net assets from operations	17,267,473	9,653,112
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class I	(9,687,079)	(5,853,992)
From earnings - Investor Class	(215,180)	(121,556)
Total distributions to shareholders	(9,902,259)	(5,975,548)
CAPITAL TRANSACTIONS:
Shares sold - Class I	1,207,650	2,165,401
Shares issued from reinvestment of distributions - Class I	9,462,791	5,744,542
Shares redeemed - Class I	(4,425,290)	(8,110,811)
Shares sold - Investor Class	100,443	82,088
Shares issued from reinvestment of distributions - Investor Class	214,986	121,154
Shares redeemed - Investor Class	(157,769)	(160,609)
Net increase (decrease) in net assets from capital transactions	6,402,811	(158,235)
Net increase (decrease) in net assets	13,768,025	3,519,329
NET ASSETS:
Beginning of the period	79,021,695	75,502,366
End of the period	$ 92,789,720	$79,021,695
SHARES TRANSACTIONS
Shares sold - Class I	61,814	118,642
Shares issued from reinvestment of distributions - Class I	554,578	325,446
Shares redeemed - Class I	(241,961)	(440,064)
Shares sold - Investor Class	5,556	4,424
Shares issued from reinvestment of distributions - Investor Class	12,661	6,895
Shares redeemed - Investor Class	(8,985)	(8,750)
Total increase (decrease) in shares outstanding	383,663	6,593

The accompanying notes are an integral part of these financial statements.

5

EIP GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$18.96	$18.14	$14.55	$17.50	$16.03	$12.34
INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.22	0.21	0.22	0.14	0.06
Net realized and unrealized gain (loss) on investments(b)	3.74	2.03	4.01	0.21	2.26	4.18
Total from investment operations	3.81	2.25	4.22	0.43	2.40	4.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.57)	(0.55)	(0.53)	(0.93)	(0.55)
Net realized gains	(2.10)	(0.86)	(0.08)	(2.81)	—	—
Return of capital	—	—	—	(0.04)	—	—
Total distributions	(2.38)	(1.43)	(0.63)	(3.38)	(0.93)	(0.55)
Net asset value, end of period	$20.39	$18.96	$18.14	$14.55	$17.50	$16.03
Total return(c)	22.64%	13.15%	29.58%	2.48%	15.40%	34.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$90,750	$77,298	$73,899	$84,286	$122,031	$159,475
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.66%	1.71%	1.72%	1.56%	1.47%	1.55%(e)
After expense reimbursement/ recoupment(d)	1.25%	1.25%	1.25%	1.25%	1.25%	1.37%(e)
Ratio of net investment income (loss) to average net assets(d)	0.74%	1.20%	1.32%	1.43%	0.82%	0.39%
Portfolio turnover rate(c)	15%	44%	40%	32%	112%	80%(f)

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratio of expenses to average net assets before expense reimbursement, excluding interest expense and after expense reimbursement, excluding interest expense were 1.43% and 1.25%, respectively.
(f)	Portfolio turnover rate including securities sold short transactions was 94%.
The accompanying notes are an integral part of these financial statements.

6

EIP GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$18.89	$18.09	$14.51	$17.46	$16.00	$12.32
INVESTMENT OPERATIONS:
Net investment income(a)	0.03	0.15	0.15	0.15	0.06	0.01
Net realized and unrealized gain (loss) on investments(b)	3.73	2.00	3.99	0.21	2.27	4.17
Total from investment operations	3.76	2.15	4.14	0.36	2.33	4.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.49)	(0.49)	(0.31)	(0.87)	(0.50)
Net realized gains	(2.10)	(0.86)	(0.07)	(2.98)	—	—
Return of capital	—	—	—	(0.02)	—	—
Total distributions	(2.34)	(1.35)	(0.56)	(3.31)	(0.87)	(0.50)
Net asset value, end of period	$20.31	$18.89	$18.09	$14.51	$17.46	$16.00
Total return(c)	22.43%	12.63%	29.07%	2.06%	14.97%	34.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,040	$1,724	$1,603	$2,031	$3,653	$894
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	2.06%	2.11%	2.12%	1.96%	1.98%	1.91%(e)
After expense reimbursement/ recoupment(d)	1.65%	1.65%	1.65%	1.65%	1.65%	1.73%(e)
Ratio of net investment income (loss) to average net assets(d)	0.34%	0.80%	0.94%	1.01%	0.37%	0.03%
Portfolio turnover rate(c)	15%	44%	40%	32%	112%	80%(f)

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratio of expenses to average net assets before expense reimbursement, excluding interest expense and after expense reimbursement, excluding interest expense were 1.83% and 1.65%, respectively.
(f)	Portfolio turnover rate including securities sold short transactions was 94%.
The accompanying notes are an integral part of these financial statements.

7

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)
1. ORGANIZATION
EIP Growth and Income Fund (the “Fund”) is a diversified series of EIP Investment Trust (the “Trust”), a Delaware statutory trust. The Fund is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 22, 2006. Energy Income Partners, LLC (the “Manager” or “Adviser”) serves as the Fund’s investment adviser. On October 14, 2016, Fund shares were registered under the Securities Act of 1933, as amended. The Fund offers two classes of shares: Class I and Investor Class.
The Fund’s primary investment objective is to seek a high level of total shareholder return that is balanced between current income and growth. As a secondary objective, the Fund will seek low volatility. Under normal market conditions, the Fund pursues its investment objective by investing in a portfolio primarily of equity securities of issuers in the Energy Industry. The “Energy Industry” means enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources, including renewable energy and other enterprises that drive the majority of the earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities, such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ Official Closing Price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.
Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the last quoted bid and ask prices. Debt securities are priced based upon valuations provided by a pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations

8

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner designed to fairly reflect a fair market value of the security on the valuation date as described below.
The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Manager, acting pursuant to policies adopted by the Board, will estimate a fair value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.
Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques.
Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets and liabilities
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of April 30, 2026, is as follows:

	Total Value at 04/30/2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
ASSETS
United States Common Stock	$50,575,591	$50,575,591	$—	$—
Master Limited Partnerships	24,181,899	24,181,899	—	—
Canadian Common Stock	3,646,371	3,646,371	—	—
British Common Stock	587,935	587,935	—	—
French Common Stock	449,160	449,160	—	—
Italian Common Stock	254,248	254,248	—	—
Short Term Investments	13,593,790	13,593,790	—	—
Total	$93,288,994	$93,288,994	$—	$—

For further information regarding security characteristics, see the Schedule of Investments.
The Fund did not have any transfers in or out of Level 3 during the six months ended April 30, 2026. Transfers in and out of levels are recognized at market value at the end of the period.
At the end of each calendar quarter, management evaluates the Level 2 and Level 3 securities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 securities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

9

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
Additionally, the fair value of investments may differ significantly from the values that would have been used had a market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The Board designated the Manager as its valuation designee to perform fair value determinations pursuant to the Valuation Procedures for the Fund. The Manager is responsible for periodically assessing and managing any material risks associated with any fair value determinations. The Manager appointed the Chief Accounting Officer and Chief Compliance Officer of the Manager to be primarily responsible for the oversight of the fair valuation procedures for the Fund.
MLP Common Units: Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and may have no ability to annually elect directors. MLPs generally distribute all available net cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of an MLP.
Restricted Cash: Restricted cash includes amounts required to be segregated with the Fund’s custodian or counterparties as collateral for the Fund’s derivatives sold for any potential activity. Segregated cash collateral is recorded at its carrying amount which represents fair value.
Foreign Currency Translations: The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.
Although the net assets of the Fund are calculated using the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these foreign exchange gains or losses are included in the reported net realized and unrealized gain (loss) on investments shown on the Statement of Operations.
Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net change in unrealized appreciation/(depreciation) on foreign currency translations shown on the Statement of Operations.
Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. The Fund may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the Fund’s securities. For MLP securities, distributions received are recorded as a return of capital. For all other securities, distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income and expense is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

10

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
Dividends and Distributions: The Fund intends to distribute all or substantially all of its investment company taxable income quarterly (computed without regard to the deduction for dividends paid), if any, and net capital gain annually, if any. The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time because of the varied nature of the Fund’s investments. The Fund will reinvest distributions in additional shares of the Fund unless a shareholder has written to request distributions, in whole or in part, in cash.
The tax character of distributions paid during the twelve months ended October 31, 2025, was as follows:

Ordinary Income	$2,283,285
Short-Term Capital Gains	$88,725
Long-Term Capital Gains	$3,603,538
Return of Capital	$—

The tax character of distributions paid during the twelve months ended October 31, 2024, was as follows:

Ordinary Income	$2,458,949
Short-Term Capital Gains	$347,305
Long-Term Capital Gains	$395,831
Return of Capital	$—

The Fund has a tax year end of October 31. As of October 31, 2025, the components of distributable earnings on a tax basis and other tax attributes were as follows:

Undistributed Ordinary Income	$227,580
Accumulated Capital and Other Gain (Loss)	$8,695,789

Taxable income and capital gains are determined in accordance with U.S. federal income tax rules, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax accounting differences relating to the tax year ended October 31, 2025, have been reclassified to reflect a decrease in distributable earnings and an increase in paid in capital of $327,745. These differences are primarily due to passive loss limitations, pass through taxable income from investments, redemptions utilized as distributions and swap character reclasses. Net assets were not affected by this reclassification.
Capital Loss Carryforward: As of October 31, 2025, there were no capital losses available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code of 1986, as amended (the “Code”). During the tax year ended October 31, 2025 the Fund did not realize capital losses that will be carried forward indefinitely.
Federal Income Tax: The Fund intends to continue to qualify each year for taxation as a regulated investment company eligible for treatment under the provisions of Subchapter M of the Code. If the Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income and gains distributed in a timely manner to its shareholders in the form of dividends or capital gain dividends.
As of April 30, 2026, the cost of securities and gross unrealized appreciation and depreciation for all securities on a tax basis was as follows:

	Investments	Total Portfolio
Tax Cost	$69,464,247	$69,464,247
Gross unrealized appreciation	24,323,541	24,323,541
Gross unrealized depreciation	(498,794)	(498,794)
Net unrealized appreciation/depreciation	$23,824,747	$23,824,747

11

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.
As of October 31, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.
The Fund identifies its major tax jurisdiction as U.S. Federal and the State of Connecticut. However, the Fund is not aware of any tax positions for which it is reasonably possible the total amounts of unrecognized tax benefits will change materially.
Expenses: The Fund will pay all of its own expenses incurred in its operations. Expenses are recorded on an accrual basis.
Segment Reporting: The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the result of its operations.
An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS
Pursuant to an investment advisory agreement, Energy Income Partners, LLC, serves as the Fund’s investment manager with responsibility for the management of the Fund’s investment portfolio, subject to the supervision of the Board. For providing such services, the Fund pays to the Manager a fee, computed and paid monthly at the annual rate of 1% of the average daily net assets of the Fund.
The Fund and the Manager continued the Expense Limitation Agreement through February 28, 2027. Under the Expense Limitation Agreement, the Manager has agreed to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold), taxes, any 12b-1 fee or fees paid pursuant to an Administrative Services Plan, any indirect expenses such as acquired fund fees and expenses, and extraordinary litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets.
Any waiver or reimbursement by the Manager is subject to repayment by the Fund to the extent actual fees and expenses for a fiscal period are less the Fund’s expense limitation cap at the time of the waiver, provided, however that the Manager shall only be entitled to recoup such amounts for a period of 36 months after the date in which the fee or expense was waived or reimbursed and that the Fund is able to make the repayment without exceeding the 1.25% expense limitation (or, if lower, any applicable expense limitation then in effect). This expense cap may not be terminated prior to this date except by the Board.
Fees waived and expenses reimbursed subject to potential recovery are as follows:

Year of Expiration	Amount
2026	$248,536
2027	$388,942
2028	$359,712
2029	$108,445

12

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
U.S. Bank N.A. serves as custodian for the Fund and had custody of all securities and cash of the Fund and attended to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the transfer agent, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provided certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts.
Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Investor Class. The plan provides that the Fund will pay the Distributor or the Adviser at an annual rate of 0.25% of the average daily net assets of Investor Class shares. No distribution fees are paid by Class I shares. These fees may be used to compensate any person for services or expenses incurred that are primarily intended to result in the sale of the Investor Class shares. These fees may also be used to compensate selling firms for providing personal and account maintenance services to shareholders of Investor Class shares. The Fund did not pay any commissions or other compensation, other than 12b-1 fees, to financial intermediaries or distributors during the Fund’s most recent six months ended April 30, 2026.
In addition, pursuant to an Administrative Service Plan adopted by the Fund, the Adviser is authorized to engage various financial intermediaries to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Administrative Shareholder Plan shall not exceed 0.15% of the average daily net assets of the Investor Class shares. No service fees are paid by Class I shares.
The Fund pays each member of the Board who is not an “interested person” as defined in Section 2(a)(19) of the 1940 Act an annual retainer fee of $40,000 which includes compensation for all regular quarterly board meetings and regular committee meetings.
4. PURCHASES AND SALES
The aggregate amounts of purchases and sales of the Fund’s investment securities, other than short-term securities for the six months ended April 30, 2026, were as follows:

	Purchases	Sales
Other Investment	$11,682,146	$24,739,314

5. SHARES OF BENEFICIAL INTEREST
The Trust has authorized capital of unlimited shares of beneficial interest with a par value of $0.01 which may be issued in more than one class or series. Currently, the Fund is the only series of the Trust and the Fund currently offers two classes of shares.
6. INDUSTRY CONCENTRATION AND OTHER RISK FACTORS
The Fund’s investments are concentrated in the Energy Industry and are likely to present more risks than a fund that is broadly invested in a number of different industries.
The Fund may invest in securities denominated or quoted in foreign currencies and therefore changes in the exchange rate between the U.S. dollar and such foreign currencies will affect the U.S. dollar value of these securities and the unrealized appreciation or depreciation of these investments. The Fund may hedge against certain currency risk by, among other techniques, buying or selling options or futures or entering into other foreign currency transactions including forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivatives transactions. The use of hedging transactions has risks and may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.

13

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
The Fund may transact in various financial instruments including futures contracts, swap contracts and options. With these financial instruments, the Fund is exposed to market risk in excess of the amounts recorded in the Statement of Assets and Liabilities. Further, the Fund is exposed to credit risk from potential counterparty non-performance. At the Statement of Assets and Liabilities date, credit risk is limited to amounts recorded in the Statement of Assets and Liabilities.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.
Counterparty Risk
Some of the markets in which the Fund effects its transactions are OTC markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Manager is not restricted from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any meaningful and independent evaluation of such counterparties financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.
Other Risks
Securities held by the Fund, as well as shares of the Fund itself, are subject to market fluctuations, at times sharply and unpredictably, caused by factors such as general expected, real and perceived economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, military conflict, acts of terrorism, spread of infectious diseases or other public health issues, inflation, supply chain disruptions, sanctions, recessions, climate change, advancements in technology, or other events could have a significant negative impact on the Fund and its investments.
For example, the conflicts between Russian and Ukraine and conflicts in the Middle East could continue to cause significant market disruptions and volatility across markets globally, including the United States. The hostilities could have a significant impact on certain Fund investments as well as Fund performance.
7. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment.

14

EIP GROWTH AND INCOME FUND
ADDITIONAL INFORMATION (Unaudited)
FUND PORTFOLIO HOLDINGS
The Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Prior to its use of Form N-PORT, the Fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q. The Fund’s Form N-PORT and N-Q filings are available on the SEC’s website at www.sec.gov.
PROXY VOTING
The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Fund’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling collect 1-203-349-8232 (ii) on www.eipfunds.com or (iii) on the SEC’s website at www.sec.gov. The Fund’s proxy voting record is available without charge on the Fund’s website at www.eipfunds.com or by calling 1-844-766-8694, or in the Fund’s most recently filed N-PX available on the SEC’s website.
STATEMENT REGARDING THE TRUST’S LIQUIDITY RISK MANAGEMENT PROGRAM
Consistent with Rule 22e-4 promulgated under the 1940 Act, the Fund has adopted and implement a written liquidity risk management program (the “Program”). The Program seeks to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interest in the Fund. The Board has appointed the Adviser to administer the Program. The Adviser uses certain market and liquidity classification data provided by a third party in fulfilling its responsibilities as the Program administrator.

15

EIP GROWTH AND INCOME FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)
TRUSTEES AND OFFICERS OF THE TRUST
Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Name, Address, Age, and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
INDEPENDENT TRUSTEES
Salvatore Faia DOB: December 1962 c/o EIP Investment Trust 10 Wright Street Westport, CT 06880 Trustee	Since December 2005	President and Chief Executive Officer, Vigilant Compliance, LLC (mutual fund and investment adviser compliance company) (since August 2004).	One	None
Michael W. Bradley DOB: January 1966 c/o EIP Investment Trust 10 Wright Street Westport, CT 06880 Trustee	Since August 2022
Founding member and Partner – Energy Market Strategy, Veriten (Energy-Focused Media Platform) (since January 2022); Managing Director Institutional Sales & Capital Markets, Tudor Pickering & Holt/Perella Weinberg Partners (Energy Investment and Merchant Banking) (2005 – 2021).
			One	None
INTERESTED TRUSTEE
James J. Murchie(2) DOB: November 1957 c/o EIP Investment Trust 10 Wright Street Westport, CT 06880 Trustee and President	Since July 2006	Principal, President and Chief Executive Officer, Energy Income Partners, LLC (since 2006).	One	None
OFFICERS WHO ARE NOT TRUSTEES
Bruno Dos Santos DOB: January 1980 c/o EIP Investment Trust 10 Wright Street Westport, CT 06880 Treasurer and Chief Financial and Accounting Officer	Since January 2019	Treasurer, Chief Financial & Accounting Officer, (since 2019), Energy Income Partners, LLC.	N/A	N/A
Nandita Hogan DOB: December 1971 c/o EIP Investment Trust 10 Wright Street Westport, CT 06880 Chief Compliance Officer, Chief Legal Officer, and Anti-Money Laundering Compliance Officer, and Secretary	Since December 2015	Chief Compliance Officer, Chief Legal Officer and Anti-Money Laundering Compliance Officer (since 2015), Energy Income Partners, LLC.	N/A	N/A

16

EIP GROWTH AND INCOME FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)
(1)
Each Trustee serves during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Except as otherwise provided by law, the Trust’s Declaration of Trust or Bylaws, the President and the Treasurer hold office until his or her resignation has been accepted by the Trustees or until his or her respective successor has been duly elected and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified. All other officers hold office at the pleasure of the Trustees.

(2)	Mr. Murchie is deemed an “interested person” of the Fund due to his positions of Principal of the Manager and President of the Fund and due to his beneficial ownership of interests in the Manager.
The Fund’s Statement of Additional Information includes additional information about the Fund’s trustees and is available, without charge, upon request and on the SEC’s website (http://www.sec.gov).

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Proxy Disclosure is disclosed in the Semi-Annual Financial Statements and Other Information.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate renumeration paid to the directors, officers and others is disclosed in the Semi-Annual Financial Statements and Other Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information regarding the basis for the approval of the Investment Advisory Contract is not applicable in the Semi-Annual Financial Statements and Other Information.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EIP Investment Trust

By (Signature and Title)	/s/ James Murchie
James Murchie, Principal Executive Officer/President

Date	6/17/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James Murchie
James Murchie, Principal Executive Officer/President

Date	6/17/26

By (Signature and Title)*	/s/ Bruno Dos Santos
Bruno Dos Santos, Principal Financial Officer/Treasurer

Date	6/17/26

* Print the name and title of each signing officer under his or her signature